Earnings / Loss per Share (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Income / (Loss):
Net income / (loss)	$ (105,197)	$ (3,870)
Basic earnings / (loss) per share:
Weighted average common shares outstanding, basic	171,736,658	28,973,621
Basic earnings (loss) per share	$ (0.61)	$ (0.13)
Effect of dilutive securities:
Dilutive effect of non-vested shares	0	0
Weighted average common shares outstanding, diluted	171,736,658	28,973,621
Diluted earnings / (loss) per share	$ (0.61)	$ (0.13)
Earnings / (loss) per share
Number of anti-dilutive shares	676,150	412,834
Employee Stock Option
Earnings / (loss) per share
Number of anti-dilutive shares	521,250